Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 48,022	¥ 2,489
Loans		345,855	284,259
Loans, Loans held for sale		10,361	2,229
Loans, Collateral dependent loans		335,494	282,030
Premises and equipment		11,658	6,072
Intangible assets		6,210	200
Goodwill		58,887	14,032
Other assets		8,274	9,783
Other assets, Investments in equity method investees	[1]	1,541	1,379
Other assets, Other		6,733	8,404
Assets at fair value, Total		478,906	316,835
Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		1,541	2,130
Unfunded commitments related to investment securities valued at net asset value		127	868
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		13,900	6,452
Loans, Collateral dependent loans		13,900	6,452
Assets at fair value, Total		13,900	6,452
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		8,779	8,830
Loans, Loans held for sale			50
Loans, Collateral dependent loans		8,779	8,780
Assets at fair value, Total		8,779	8,830
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	48,022	2,489
Loans		323,176	268,977
Loans, Loans held for sale		10,361	2,179
Loans, Collateral dependent loans		312,815	266,798
Premises and equipment		11,658	6,072
Intangible assets		6,210	200
Goodwill		58,887	14,032
Other assets		8,274	9,783
Other assets, Investments in equity method investees	[1]	1,541	1,379
Other assets, Other		6,733	8,404
Assets at fair value, Total		¥ 456,227	¥ 301,553

[1]	Includes investments valued at net asset value of ¥2,130 million and ¥1,541 million at March 31, 2015 and 2016, respectively. The unfunded commitments related to these investments are ¥868 million and ¥127 million at March 31, 2015 and 2016, respectively. These investments are in private equity funds.